CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	12,772,786	11,340,403
Common Stock, Shares, Outstanding	12,772,786	11,340,403
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	2,500,000	2,500,000
Preferred Stock, Par or Stated Value Per Share	$ 10.00	$ 10.00
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0